Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Potential dilutive shares		12,916,688	12,916,688	10,750,000
Common Stock Warrants [Member]
Potential dilutive shares		12,916,688	12,916,688	10,750,000